ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2023	2022
Voyage expenses	14,427	18,197
Ship operating expenses	17,997	16,106
Administrative expenses	4,009	3,682
Tax expenses	518	381
Interest expenses	9,090	5,022
Total accrued expenses	46,041	43,388